Capital reorganization (the "SPAC Merger") - Ordinary Shares issued (Details) - NETC	Dec. 31, 2023 shares
Capital reorganization (the "SPAC Merger")
Total shares issued upon closing	29,291,884
Ownership in shares %	100.00%
Equity Subscription Agreements [Member]
Capital reorganization (the "SPAC Merger")
Total shares issued upon closing	3,315,700
Ownership in shares %	11.30%
Shares issued as Settlement of Transaction Expenses
Capital reorganization (the "SPAC Merger")
Total shares issued upon closing	171,569
Ownership in shares %	0.60%
Legacy vast share holders
Capital reorganization (the "SPAC Merger")
Total shares issued upon closing	20,499,999
Ownership in shares %	70.00%
Other
Capital reorganization (the "SPAC Merger")
Total shares issued upon closing	804,616
Ownership in shares %	2.70%
NETC initial stockholders
Capital reorganization (the "SPAC Merger")
Total shares issued upon closing	4,500,000
Ownership in shares %	15.40%